Income Taxes (Narrative) (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Income Taxes 1	$ 2,706,000
Income Taxes 2	1,066,700
Income Taxes 3	1,800,000
Income Taxes 4	1,666,000
Income Taxes 5	10,666,000
Income Taxes 6	$ 1,419,000